LOANS (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Breakdown of loans by risk category
Total loans	$ 502,940	$ 483,832	$ 455,555	$ 449,177	$ 401,246
Minimum
Breakdown of loans by risk category
Credit risk rating for which reserves are established if no specific reserves made	6	6
Maximum
Breakdown of loans by risk category
Credit risk rating for which general reserves are established	5	5
Credit risk rating for which reserves are established if no specific reserves made	7	7
Commercial real estate
Breakdown of loans by risk category
Total loans	274,500	268,809	243,363	244,966	199,201
Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	89,515	79,655	84,145	80,646	92,269
Commercial construction
Breakdown of loans by risk category
Total loans	10,550	10,904	16,053	17,229	19,745
One to four family residential real estate
Breakdown of loans by risk category
Total loans	105,868	103,768	94,254	87,948	77,332
Consumer construction
Breakdown of loans by risk category
Total loans	7,464	6,895	4,305	7,465	5,774
Consumer
Breakdown of loans by risk category
Total loans	15,043	13,801	13,435	10,923	6,925
Excellent (1)
Breakdown of loans by risk category
Total loans	2,122	5,534	7,291
Excellent (1) | Commercial real estate
Breakdown of loans by risk category
Total loans	15	1,502	2,294
Excellent (1) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	2,107	3,741	4,997
Excellent (1) | Commercial construction
Breakdown of loans by risk category
Total loans		30
Excellent (1) | One to four family residential real estate
Breakdown of loans by risk category
Total loans		251
Excellent (1) | Consumer
Breakdown of loans by risk category
Total loans		10
Good (2)
Breakdown of loans by risk category
Total loans	32,272	31,211	30,358	27,793
Good (2) | Commercial real estate
Breakdown of loans by risk category
Total loans	25,065	23,310	22,319	20,491
Good (2) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	4,418	4,348	5,253	3,936
Good (2) | Commercial construction
Breakdown of loans by risk category
Total loans	460	479	723	1,038
Good (2) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	2,329	3,074	1,954	1,969
Good (2) | Consumer
Breakdown of loans by risk category
Total loans			109	359
Average (3)
Breakdown of loans by risk category
Total loans	157,225	148,171	115,804	116,794
Average (3) | Commercial real estate
Breakdown of loans by risk category
Total loans	121,108	116,702	86,404	84,164
Average (3) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	31,875	27,455	21,780	23,821
Average (3) | Commercial construction
Breakdown of loans by risk category
Total loans	2,919	2,702	5,119	5,103
Average (3) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	1,303	1,275	2,465	3,635
Average (3) | Consumer
Breakdown of loans by risk category
Total loans	20	37	36	71
Acceptable/Acceptable Watch (4)
Breakdown of loans by risk category
Total loans	180,912	172,945	168,089	165,996
Acceptable/Acceptable Watch (4) | Commercial real estate
Breakdown of loans by risk category
Total loans	126,593	125,010	111,180	113,379
Acceptable/Acceptable Watch (4) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	46,320	39,070	46,214	41,785
Acceptable/Acceptable Watch (4) | Commercial construction
Breakdown of loans by risk category
Total loans	3,616	4,340	5,660	5,784
Acceptable/Acceptable Watch (4) | One to four family residential real estate
Breakdown of loans by risk category
Total loans	4,344	4,482	4,565	4,791
Acceptable/Acceptable Watch (4) | Consumer
Breakdown of loans by risk category
Total loans	39	43	470	257
Special Mention (5)
Breakdown of loans by risk category
Total loans			21,377	21,809
Special Mention (5) | Commercial real estate
Breakdown of loans by risk category
Total loans			16,446	16,754
Special Mention (5) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans			4,176	4,296
Special Mention (5) | Commercial construction
Breakdown of loans by risk category
Total loans			755	759
Substandard (6)
Breakdown of loans by risk category
Total loans	6,916	8,468	6,658	8,700
Substandard (6) | Commercial real estate
Breakdown of loans by risk category
Total loans	1,719	2,285	4,531	5,189
Substandard (6) | Commercial, financial, and agricultural
Breakdown of loans by risk category
Total loans	4,795	5,041	1,725	1,782
Substandard (6) | Commercial construction
Breakdown of loans by risk category
Total loans	402	402	402	1,077
Substandard (6) | One to four family residential real estate
Breakdown of loans by risk category
Total loans		710		646
Substandard (6) | Consumer
Breakdown of loans by risk category
Total loans		30		6
Doubtful (7)
Breakdown of loans by risk category
Total loans			189	182
Doubtful (7) | Commercial real estate
Breakdown of loans by risk category
Total loans			189	182
Rating Unassigned
Breakdown of loans by risk category
Total loans	123,493	117,503	105,789	98,070
Rating Unassigned | Commercial construction
Breakdown of loans by risk category
Total loans	3,153	2,951	3,394	3,468
Rating Unassigned | One to four family residential real estate
Breakdown of loans by risk category
Total loans	97,892	93,976	85,270	76,907
Rating Unassigned | Consumer construction
Breakdown of loans by risk category
Total loans	7,464	6,895	4,305	7,465
Rating Unassigned | Consumer
Breakdown of loans by risk category
Total loans	$ 14,984	$ 13,681	$ 12,820	$ 10,230